FRANK J. HARITON • ATTORNEY - AT - LAW

1065 Dobbs Ferry Road • White Plains • New York 10607 • (Tel) (914) 674-4373 • (Fax) (914) 693-2963 • (e-mail) hariton@sprynet.com

March 19, 2010

Mr. Mark Shannon

Division of Corporate Finance

Securities and Exchange Commission

100 F. Street N.E.

Washington D.C. 20549

Phone (202) 551-3299

Fax (202) 772-9244

RE:         Petrocorp Inc.

Form 10-K for the Fiscal Year Ended December 31, 2008

Filed April 9, 2009

Form 10-Q for the Fiscal Quarter Ended September 30, 2009

Filed November 16, 2009

File No. 3-141993

Dear Mr. Shannon,

In response to your comment letter dated December 22, 2009, Petrocorp Inc. (the “Company”) has the following responses:

Form 10-K for the Fiscal Year Ended December 31, 2008

Controls and Procedures, page 19

1.             We note you determined that your disclosure controls and procedures were effective as of December 31, 2008. We further note that your disclosure in your Form 10-Q for the fiscal quarter ended September 30, 2009 specifies that your disclosure controls and procedures were ineffective due to lack of documentation of internal controls and procedures as well as insufficient segregation of duties. Given these deficiencies as of September 30, 2009, please clarify how you determined that your disclosure controls and procedures and your internal control over financial reporting were both effective as of December 31, 2008.

RESPONSE:

The Company has advised us that the Company’s original disclosure controls and procedures contained in its Form 10K filed on April 9, 2009 were incorrect. The Company’s disclosure controls and procedures were ineffective as of December 31, 2008 and the Company’s annual report have been amended and filed concurrently with the Company’s response to SEC comment letter dated December 22, 2009.

Consolidated Balance Sheets, page F-2

2.             We note that you have classified your oil and gas properties as 'Developed' and 'Undeveloped,' which could imply that you have evaluated certain properties and determined that proved reserves exist. However, we note your disclosure on page 15 that you currently do not yet have sufficient production records to compute the quantities of proved oil and gas reserves as required by SEC Regulation S-X, Rule 4-10(a). As such, please clarify the nature of each of these balances and specifically address why you have not classified your total oil and gas properties balance as unproved on the face of your balance sheet. Refer to paragraph 11(a) of FAS 19 [FASB ASC 932-360-25-4] for the suggested classification of mineral interests in properties.

RESPONSE:

The Company has advised us that the Company’s original classification of oil and gas properties were incorrect and the consolidated balance sheets have been revised to combine both categories to “Undeveloped” oil and gas properties.

Consolidated Statements of Operations, page F-3

 3.            Based on your disclosures as to the status of your operations and your determination that you are an exploration stage company (development stage pursuant to FAS 7), it appears that the income you have earned from the sale of oil and gas during the exploration stage does not meet the definition of revenue as you have not commenced your central or ongoing major operations. Please modify your presentation within the statement of operations to classify and identify these amounts as "income earned during the exploration stage" rather than as oil and gas revenue, or tell us why you believe this modification is not appropriate.

RESPONSE:

The consolidated statements of operations have been revised to appropriately reflect Oil and gas revenues earned during the exploration stage exploration stage.

Consolidated Statements of Cash Flows, page F-5

4.             Please confirm, if true, that the line items 'Acquisition of oil and gas properties' and 'Notes payable to majority stockholder' for each of the periods presented include only cash inflows and outflows, as appropriate, or otherwise advise. In this regard, refer to paragraph 32 of FAS 95 [FASB ASC 230-10-50, paragraphs 4 and 5], which indicates that while some transactions are part cash and part noncash, only the cash portion shall be reported in the statement of cash flows.

RESPONSE:

The consolidated statements of cash flows have been revised to appropriately reflect only cash inflows and outflows for line items 'Acquisition of oil and gas properties' and 'Notes payable to majority stockholder' for each of the periods presented.

Notes to Financial Statements, page F-6

5.             Please clarify why you have not provided the supplementary disclosures required by paragraph 7 of FAS 69 [FASB ASC 932-235-55-1 through 7].

RESPONSE:

The financial statements have been revised to provide the supplementary disclosures required by paragraph 7 of FAS 69 [FASB ASC 932-235-55-1 through 7].

Note 4 Oil and Gas Properties, page F-11

6.             We note that your capitalized acreage costs, as disclosed on page F-12, for properties located in certain locations, including Oklahoma and Italy, increased substantially in 2008. Please tell us the nature of the costs incurred at these locations and specify whether the related properties have been evaluated for proved reserves.

RESPONSE:

The Note 5 Oil and Gas Properties (The original Note 4 Oil and Gas Properties has been renumber to Note 5 due to the insertion of Note 3 - restatements of previously issued financial statements) have been revised to provide the supplementary disclosures required by paragraph 7 of FAS 69 [FASB ASC 932-235-55-1 through 7].

Form 10-Q for the Fiscal Quarter Ended September 30, 2009

Note 3 Marketable Securities – Restricted, page 6

7.             We note from your disclosure that you exchanged your membership interests in your subsidiary Union Energy (Alberta) LLC for 1,000,000 restricted shares of Tamm Oil and Gas Corp on June 12, 2009. Please explain to us in necessary detail how you accounted for this transaction and specify how you determined the value of the membership interests in Union Energy (Alberta) LLC and the consideration received. Refer to authoritative accounting literature as appropriate.

RESPONSE:

The value of the membership interests in Union Energy (Alberta) LLC was based on its stockholder basis   $250,000, which its majority stockholder paid for upon acquisition in May 2008.  The Company received 1,000,000 restricted shares of Tamm Oil and Gas Corp as the consideration in exchange for the Company's membership interests in the Company's former subsidiary Union Energy (Alberta) LLC. TAMO’s common stock is traded on the OTCBB and the closing price on June 12, 2009 was $0.80 per share, or $800,000 in aggregate. The Company valued the consideration received at its cost basis due to the fact that (i) the shares acquired by the Company are restricted under the Securities Act and (ii) the Company does not have any registration rights.

Yours very truly,

/s/ Frank Hariton

Frank Hariton